UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10319

               MUTUALS.com (f.k.a. 1-800-MUTUALS Advisor Series)
               (Exact name of registrant as specified in charter)

                       700 N. Pearl Street, Twelfth Floor
                              Dallas, Texas 75201
              (Address of principal executive offices) (Zip code)

                                   Dan Ahrens
                        U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street, 2nd Floor
                           Milwaukee, Wisconsin 53202
                    (Name and address of agent for service)

                                 (800) 688-8257
               Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2004

Date of reporting period: March 31, 2004

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

ANNUAL March 31, 2004

                                  MUTUALS.COM

   GENERATION WAVE    AGGRESSIVE GROWTH FUND (GWAGX)

   GENERATION WAVE    GROWTH FUND (GWGFX)

   GENERATION WAVE    ALTERNATIVE GROWTH FUND (GWLGX)

                      Each a series of MUTUALS.com

           "DEMOGRAPHICS,  A NEW APPROACH TO ASSET ALLOCATION"

INVESTMENT ADVISOR

MUTUALS.COM, INC.

MUTUALS.COM, INC.
PLAZA OF THE AMERICAS
700 NORTH PEARL STREET, SUITE 900
DALLAS, TEXAS 75201

PHONE:  1-800-MUTUALS
FAX:    1-888-MUTUALS
WEB:    WWW.MUTUALS.COM

(MUTUALS.COM LOGO)

                               TABLE OF CONTENTS

LETTER FROM THE PRESIDENT                                                    3

PORTFOLIOS OF INVESTMENTS

   GENERATION WAVE AGGRESSIVE GROWTH FUND                                    5

   GENERATION WAVE GROWTH FUND                                               6

   GENERATION WAVE ALTERNATIVE GROWTH FUND                                   7

STATEMENTS OF ASSETS AND LIABILITIES                                         8

STATEMENTS OF OPERATIONS                                                     9

STATEMENTS OF CHANGES IN NET ASSETS                                         10

FINANCIAL HIGHLIGHTS                                                        12

NOTES TO FINANCIAL STATEMENTS                                               15

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS                          19

ADDITIONAL INFORMATION                                                      20

                                                                    May 31, 2004

                           LETTER FROM THE PRESIDENT

Dear Fellow Shareholders,

It has been a very good year. For the year ended March 31, 2004, the Generation Wave Aggressive Growth Fund (GWAGX) returned 51.92% and the Generation Wave Growth Fund (GWGFX), 47.31%. Our more conservative Generation Wave Alternative Growth Fund (GWLGX), with a mix of stock funds, bond funds and cash funds, returned a very respectable 32.87%. All ranked in the top 20% of their respective Morningstar categories. The Generation Wave Growth Fund was included in the top 4% among 1,410 Large-Cap Blend Funds, the Generation Wave Alternative Growth Fund was included in the top 11% among 849 Moderate Allocation Funds and the Generation Wave Aggressive Growth Fund was included in the top 14% among 784 Mid-Cap Growth Funds tracked by Morningstar for the past year (based on Fund total returns). All of our Funds have outperformed the S&P 500 Index since their inception date.

Although we regularly change mutual fund holdings to invest in funds that we rate among the best, we remain committed to holdings in healthcare, finance and technology based on "Generation Wave" concepts. By choosing top funds in those three areas, and placing them together in a portfolio with other funds, we believe that we provide a good core investment that can outperform the market. Our belief is based on healthcare, financial and technology spending related to the baby boom generation. We are bullish on the overall prospects of the market and believe we should see more "normalcy" in the markets after unusual volatility in recent years. Interest rates remain low. Employment is high, and overall economic output is improving.

Since our Funds' inception date of June 21, 2001, we have seen a roller coaster of negative markets in 2001 and 2002, followed by strong recovery in 2003 and the first quarter of 2004. Where have we ended up? We believe our Funds "hung in there" fairly well in the rough years and performed exceptionally well in the positive years - just as they are designed to do. The result of these "good" and "bad" years? Positive cumulative returns of 3.81%, 5.30% and 5.66% for the Generation Wave Aggressive Growth, Growth and Alternative Growth Funds, respectively, while the S&P 500 Index returned negative 4.70% from our 6/21/01 inception date through 3/31/04. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. PLEASE REFER TO PAGES 5-7 OF THIS REPORT FOR COMPLETE PERFORMANCE INFORMATION. I know that small numbers are not very exciting, but outperforming the market (S&P 500 Index) over time is something that the majority of investors cannot do. As an individual investor, staying invested for the long haul through good markets and bad is not an easy thing to do, but history has shown that it is the smart thing to do. An even smarter thing to do is to add money to an investment account over time - buying shares throughout those good and bad markets.

Stay the course in your investments and thank you for your continued support.

Respectfully,

/s/Dan S. Ahrens

Dan S. Ahrens, President
MUTUALS.com, Inc.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

Opinions expressed are those of MUTUALS.com, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk; loss of principal is possible. This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

BECAUSE EACH OF THE FUNDS IS A "FUND OF FUNDS", YOUR COST OF INVESTING IN THE FUNDS WILL GENERALLY BE HIGHER THAN THE COST OF INVESTING DIRECTLY IN THE SHARES OF THE MUTUAL FUNDS IN WHICH THEY INVEST. BY INVESTING IN THE FUNDS, YOU WILL INDIRECTLY BEAR YOUR SHARE OF ANY FEES AND EXPENSES CHARGED BY THE UNDERLYING FUNDS, IN ADDITION TO INDIRECTLY BEARING THE PRINCIPAL RISKS OF THOSE FUNDS. PLEASE REFER TO THE PROSPECTUS FOR MORE INFORMATION ABOUT THE FUNDS, INCLUDING RISKS, FEES AND EXPENSES.

A Dollar Cost Averaging plan involves continuous investment in securities regardless of fluctuating price levels. The investor should consider his/her financial ability to continue purchases through time periods of low price levels. Such a plan does not assure a profit and does not protect against a loss in declining markets.

Quasar Distributors, LLC, distributor.

GENERATION WAVE AGGRESSIVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term without regard to income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will tend to have concentrated positions in a variety of equity funds and those funds may have concentrated positions among certain sectors or asset classes that the Advisor believes are likely to benefit from demographic, economic and lifestyle trends. The Fund, at times, will invest in a mix of large-cap, small/mid-cap, and international equity funds focused in the technology, financial services or health care sectors. The Fund may also invest, in certain circumstances, in some other combination of funds and sectors. The Fund's sector breakdown at March 31, 2004 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F1>

                    Financial Services                 24.0%
                    Technology                         27.5%
                    Biotechnology                       6.6%
                    Health Care                        20.3%
                    Leisure Industry                    8.0%
                    International                      12.6%
                    U.S. Treasury                       1.2%

*<F1>  Excludes net liabilities

                                        AGGRESSIVE
                                          GROWTH                  S&P 500
                                        ----------                -------
Three months                               3.53%                    1.69%
Six months                                14.37%                   14.08%
One year                                  51.92%                   35.12%
Average annual since
  inception 6/21/01                        1.35%                  (1.72)%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-MUTUALS OR VISITING WWW.MUTUALS.COM. The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE AGGRESSIVE GROWTH FUND
March 31, 2004                                           Ticker Symbol:  GWAGX

DOMESTIC EQUITY FUNDS                                             SHARES      MARKET VALUE     % OF TOTAL
---------------------                                             ------      ------------     ----------
FBR Small Cap Financial Fund - Class A                            75,833       $ 2,729,220          12.1%
Firsthand Technology Value Fund*<F2>                              92,102         2,849,627          12.7%
Franklin Biotechnology Discovery Fund - Class A*<F2>              28,553         1,474,492           6.5%
Franklin Mutual Financial Services Fund - Class Z                126,589         2,665,965          11.9%
INVESCO Leisure Fund - Investor Class*<F2>                        41,899         1,791,172           8.0%
Vanguard Health Care Fund - Admiral Class                         56,564         2,913,066          13.0%
                                                                               -----------         ------
   TOTAL DOMESTIC EQUITY FUNDS (COST $11,671,490)                               14,423,542          64.2%
                                                                               -----------         ------

GLOBAL EQUITY FUNDS
Eaton Vance Worldwide Health Sciences Fund - Class A*<F2>        159,229         1,643,246           7.3%
PIMCO RCM Global Technology Fund - Institutional*<F2>            105,356         3,344,004          14.9%
                                                                               -----------         ------
   TOTAL GLOBAL EQUITY FUNDS (COST $4,251,565)                                   4,987,250          22.2%
                                                                               -----------         ------

INTERNATIONAL EQUITY FUNDS
Matthews China Fund                                               88,382         1,289,490           5.7%
Matthews Korea Fund                                              332,828         1,544,320           6.9%
                                                                               -----------         ------
   TOTAL INTERNATIONAL EQUITY FUNDS (COST $1,979,819)                            2,833,810          12.6%
                                                                               -----------         ------

MONEY MARKET FUND
Federated Treasury Obligations Fund - Class SS                   272,474           272,474           1.2%
                                                                               -----------         ------
   TOTAL MONEY MARKET FUND (COST $272,474)                                         272,474           1.2%
                                                                               -----------         ------

TOTAL INVESTMENTS (COST $18,175,348)                                            22,517,076         100.2%
Liabilities, less Other Assets                                                     (42,276)        (0.2)%
                                                                               -----------         ------
NET ASSETS                                                                     $22,474,800         100.0%
                                                                               -----------         ------
                                                                               -----------         ------

*<F2>  Non-income producing

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

        Date      Generation Wave Aggressive Growth Fund      S&P 500 Index
        ----      --------------------------------------      -------------
      6/21/2001*<F3>              $10,000                        $10,000
      6/30/2001                   $10,200                         $9,899
      9/30/2001                    $8,530                         $8,446
     12/31/2001                   $10,140                         $9,349
      3/31/2002                    $9,729                         $9,375
      6/30/2002                    $8,132                         $8,119
      9/30/2002                    $6,616                         $6,716
     12/31/2002                    $7,198                         $7,283
      3/31/2003                    $6,833                         $7,053
      6/30/2003                    $8,329                         $8,139
      9/30/2003                    $9,077                         $8,354
     12/31/2003                   $10,027                         $9,372
      3/31/2004                   $10,381                         $9,530

*<F3>  Inception date 6/21/01

              See accompanying notes to the financial statements.

GENERATION WAVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will typically invest in equity funds, which are similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund will allocate its assets to less aggressive equity funds (or to aggressive equity funds in lesser percentages) as compared to the Generation Wave Aggressive Growth Fund, and also may at times add fixed-income funds to the allocation, thus diminishing the risk and volatility as compared to the Generation Wave Aggressive Growth Fund. The Fund's sector breakdown at March 31, 2004 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F4>

                    Financial Services                 24.8%
                    Technology                         16.9%
                    Health Care                        29.9%
                    Growth & Income                    17.9%
                    International                      10.3%
                    U.S. Treasury                       0.4%

*<F4>  Excludes net liabilities

                                     GROWTH                   S&P 500
                                     ------                   -------
Three months                          3.48%                     1.69%
Six months                           15.43%                    14.08%
One year                             47.31%                    35.12%
Average annual since
  inception 6/21/01                   1.88%                   (1.72)%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-MUTUALS OR VISITING WWW.MUTUALS.COM. The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE GROWTH FUND
March 31, 2004                                           Ticker Symbol:  GWGFX

DOMESTIC EQUITY FUNDS                                             SHARES      MARKET VALUE     % OF TOTAL
---------------------                                             ------      ------------     ----------
Calamos Growth Fund - Class A*<F5>                                53,945       $ 2,568,850           6.8%
Dodge & Cox Stock Fund                                            34,923         4,146,061          11.0%
FBR Small Cap Financial Fund - Class A                           136,156         4,900,250          13.0%
Firsthand Technology Value Fund*<F5>                              67,432         2,086,352           5.6%
Franklin Mutual Financial Services Fund - Class Z                210,476         4,432,617          11.8%
North Track PSE Tech 100 Index Fund - Class A*<F5>                56,177         1,172,423           3.1%
Vanguard Health Care Fund - Admiral Class                        217,825        11,217,971          29.9%
                                                                               -----------         ------
   TOTAL DOMESTIC EQUITY FUNDS (COST $24,416,027)                               30,524,524          81.2%
                                                                               -----------         ------

GLOBAL EQUITY FUND
PIMCO RCM Global Technology Fund - Institutional*<F5>             97,239         3,086,364           8.2%
                                                                               -----------         ------
   TOTAL GLOBAL EQUITY FUND (COST $2,393,717)                                    3,086,364           8.2%
                                                                               -----------         ------

INTERNATIONAL EQUITY FUNDS
First Eagle Overseas Fund - Class I                              101,223         1,969,809           5.3%
Oakmark International Fund - Class I                             102,369         1,911,231           5.1%
                                                                               -----------         ------
   TOTAL INTERNATIONAL EQUITY FUNDS (COST $2,590,045)                            3,881,040          10.4%
                                                                               -----------         ------

MONEY MARKET FUND
Federated Treasury Obligations Fund - Class SS                   155,089           155,089           0.4%
                                                                               -----------         ------
   TOTAL MONEY MARKET FUND (COST $155,089)                                         155,089           0.4%
                                                                               -----------         ------

TOTAL INVESTMENTS (COST $29,554,878)                                            37,647,017         100.2%
Liabilities, less Other Assets                                                     (61,488)        (0.2)%
                                                                               -----------         ------
NET ASSETS                                                                     $37,585,529         100.0%
                                                                               -----------         ------
                                                                               -----------         ------

*<F5>  Non-income producing

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

         Date           Generation Wave Growth Fund           S&P 500 Index
         ----           ---------------------------           -------------
       6/21/2001*<F6>             $10,000                        $10,000
       6/30/2001                  $10,210                         $9,899
       9/30/2001                   $8,740                         $8,446
      12/31/2001                  $10,020                         $9,349
       3/31/2002                   $9,790                         $9,375
       6/30/2002                   $8,430                         $8,119
       9/30/2002                   $6,870                         $6,716
      12/31/2002                   $7,480                         $7,283
       3/31/2003                   $7,148                         $7,053
       6/30/2003                   $8,515                         $8,139
       9/30/2003                   $9,123                         $8,354
      12/31/2003                  $10,176                         $9,372
       3/31/2004                  $10,530                         $9,530

*<F6>  Inception date 6/21/01

              See accompanying notes to the financial statements.

GENERATION WAVE ALTERNATIVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term while providing a moderate level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization and fixed-income securities of varying types. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The equity funds in which the Fund may invest may be similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund may also be invested in a broad mix of fixed-income funds made up of securities with varying maturities and credit qualities, while at other times, the Fund may be invested in just one particular type of fixed-income fund. The fixed-income fund component of the Fund's allocation helps to diminish the overall risk and volatility as compared to the other more aggressive Funds. The Fund's sector breakdown at March 31, 2004 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F7>

                    Financial Services                 14.3%
                    Technology                         11.3%
                    Health Care                        11.1%
                    Growth & Income                    28.3%
                    Government & Corporate Bonds       13.2%
                    International                       9.4%
                    Balanced                            9.0%
                    U.S. Treasury                       4.0%

*<F7>  Excludes net liabilities

                                     ALTERNATIVE
                                       GROWTH                   S&P 500
                                     -----------                -------
Three months                            3.08%                    1.69%
Six months                             11.84%                   14.08%
One year                               32.87%                   35.12%
Average annual since
  inception 6/21/01                     2.00%                  (1.72)%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-MUTUALS OR VISITING WWW.MUTUALS.COM. The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE ALTERNATIVE GROWTH FUND
March 31, 2004                                           Ticker Symbol:  GWLGX

DOMESTIC BALANCED FUND                                            SHARES      MARKET VALUE     % OF TOTAL
----------------------                                            ------      ------------     ----------
Franklin U.S. Long-Short Fund*<F8>                                83,489       $ 1,323,302           8.9%
                                                                               -----------         ------
   TOTAL DOMESTIC BALANCED FUND (COST $1,340,000)                                1,323,302           8.9%
                                                                               -----------         ------

DOMESTIC BOND FUNDS
Evergreen Adjustable Rate Fund - Institutional                    72,922           694,945           4.7%
Fremont Bond Fund                                                181,708         1,949,728          13.2%
                                                                               -----------         ------
   TOTAL DOMESTIC BOND FUNDS (COST $2,573,993)                                   2,644,673          17.9%
                                                                               -----------         ------

DOMESTIC EQUITY FUNDS
Calamos Growth Fund - Class A*<F8>                                27,372         1,303,437           8.8%
Dodge & Cox Stock Fund                                            18,482         2,194,134          14.8%
Franklin Mutual Financial Services Fund - Class Z                100,698         2,120,699          14.3%
Vanguard Health Care Fund - Admiral Class                         31,997         1,647,858          11.2%
                                                                               -----------         ------
   TOTAL DOMESTIC EQUITY FUNDS (COST $5,799,698)                                 7,266,128          49.1%
                                                                               -----------         ------

GLOBAL EQUITY FUND
PIMCO RCM Global Technology Fund - Institutional*<F8>             52,612         1,669,922          11.3%
                                                                               -----------         ------
   TOTAL GLOBAL EQUITY FUND (COST $1,373,305)                                    1,669,922          11.3%
                                                                               -----------         ------

INTERNATIONAL EQUITY FUND
Oakmark International Fund - Class I                              74,438         1,389,757           9.4%
                                                                               -----------         ------
   TOTAL INTERNATIONAL EQUITY FUND (COST $910,376)                               1,389,757           9.4%
                                                                               -----------         ------

MONEY MARKET FUND
Federated Treasury Obligations Fund - Class SS                   590,515           590,515           4.0%
                                                                               -----------         ------
   TOTAL MONEY MARKET FUND (COST $590,515)                                         590,515           4.0%
                                                                               -----------         ------

TOTAL INVESTMENTS (COST $12,587,887)                                            14,884,297         100.6%
Liabilities, less Other Assets                                                     (93,896)        (0.6)%
                                                                               -----------         ------
NET ASSETS                                                                     $14,790,401         100.0%
                                                                               -----------         ------
                                                                               -----------         ------

*<F8>  Non-income producing

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

        Date      Generation Wave Alternative Growth Fund    S&P 500 Index
        ----      ---------------------------------------    -------------
      6/21/2001*<F9>              $10,000                       $10,000
      6/30/2001                   $10,170                        $9,899
      9/30/2001                    $8,880                        $8,446
     12/31/2001                    $9,950                        $9,349
      3/31/2002                    $9,915                        $9,375
      6/30/2002                    $8,919                        $8,119
      9/30/2002                    $7,813                        $6,716
     12/31/2002                    $8,256                        $7,283
      3/31/2003                    $7,952                        $7,053
      6/30/2003                    $9,030                        $8,139
      9/30/2003                    $9,447                        $8,354
     12/31/2003                   $10,250                        $9,372
      3/31/2004                   $10,566                        $9,530

*<F9>  Inception date 6/21/01

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2004

                                                   GENERATION WAVE     GENERATION WAVE     GENERATION WAVE
                                                  AGGRESSIVE GROWTH         GROWTH        ALTERNATIVE GROWTH
                                                         FUND                FUND                FUND
                                                  -----------------    ---------------    ------------------
ASSETS
Investments in securities
     At acquisition cost                              $18,175,348         $29,554,878         $12,587,887
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------
     At value                                         $22,517,076         $37,647,017         $14,884,297
Income receivable                                             339                 203                 800
Receivable for capital shares sold                             --               6,285                  --
Other assets                                                4,650               6,126               4,087
                                                      -----------         -----------         -----------
     TOTAL ASSETS                                      22,522,065          37,659,631          14,889,184
                                                      -----------         -----------         -----------

LIABILITIES
Payable for capital shares redeemed                            --                  --              62,716
Payable to Advisor                                          8,357              18,319               7,246
Payable to affiliates                                      21,325              34,230              13,287
Payable for shareholder servicing fees                      4,410               7,990               3,077
Payable for administration fees                             9,380               9,380               9,370
Accrued expenses and other liabilities                      3,793               4,183               3,087
                                                      -----------         -----------         -----------
     TOTAL LIABILITIES                                     47,265              74,102              98,783
                                                      -----------         -----------         -----------

NET ASSETS                                            $22,474,800         $37,585,529         $14,790,401
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------

Net assets consist of:
Paid-in capital                                       $21,246,628         $37,354,363         $14,282,180
Accumulated net realized loss                          (3,113,556)         (7,860,973)         (1,788,189)
Net unrealized appreciation on investments              4,341,728           8,092,139           2,296,410
                                                      -----------         -----------         -----------
NET ASSETS                                            $22,474,800         $37,585,529         $14,790,401
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  $0.001 par value)                                     2,189,423           3,614,062           1,427,991
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------

Net asset value, redemption price and
  offering price per share                            $     10.27         $     10.40         $     10.36
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2004

                                                                        GENERATION WAVE    GENERATION WAVE      GENERATION WAVE
                                                                       AGGRESSIVE GROWTH        GROWTH         ALTERNATIVE GROWTH
                                                                              FUND               FUND                 FUND
                                                                       -----------------   ---------------     ------------------
INVESTMENT INCOME
Dividend income                                                            $   88,877         $   343,667          $  185,968
                                                                           ----------         -----------          ----------

EXPENSES
Advisory fees                                                                 197,576             357,799             132,494
Administration fees                                                            61,486             103,223              44,686
Shareholder servicing fees                                                     51,994              94,158              34,867
Fund accounting fees                                                           43,822              70,133              31,521
Federal and state registration fees                                            14,748              15,676              14,711
Transfer agent fees and expenses                                               14,608              19,305              12,343
Audit fees                                                                      9,179               9,179               9,169
Legal fees                                                                      5,504               5,523               5,528
Reports to shareholders                                                         5,254               6,918               2,842
Custody fees                                                                    4,750               9,571               3,726
Trustees' fees and related expenses                                             1,848               1,848               1,848
Other expenses                                                                  9,108              16,775               6,721
                                                                           ----------         -----------          ----------
     TOTAL EXPENSES
       BEFORE INTEREST EXPENSE                                                419,877             710,108             300,456
     Interest expense                                                              16               3,072                 394
                                                                           ----------         -----------          ----------
     TOTAL EXPENSES                                                           419,893             713,180             300,850
     Less waivers by Advisor                                                 (107,925)           (148,235)            (91,644)
                                                                           ----------         -----------          ----------
     NET EXPENSES                                                             311,968             564,945             209,206
                                                                           ----------         -----------          ----------

NET INVESTMENT LOSS                                                          (223,091)           (221,278)            (23,238)
                                                                           ----------         -----------          ----------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions                          (185,139)            321,971             212,055
Capital gain distributions from other investment companies                    237,932             277,298              79,179
Change in net unrealized appreciation/depreciation on investments           8,232,907          13,547,434           3,579,880
                                                                           ----------         -----------          ----------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS                                                       8,285,700          14,146,703           3,871,114
                                                                           ----------         -----------          ----------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                          $8,062,609         $13,925,425          $3,847,876
                                                                           ----------         -----------          ----------
                                                                           ----------         -----------          ----------

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                             GENERATION WAVE                         GENERATION WAVE
                                                          AGGRESSIVE GROWTH FUND                       GROWTH FUND
                                                    ----------------------------------      ----------------------------------
                                                      YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    MARCH 31, 2004      MARCH 31, 2003      MARCH 31, 2004      MARCH 31, 2003
                                                    --------------      --------------      --------------      --------------
FROM OPERATIONS
   Net investment loss                                $  (223,091)        $  (250,441)        $  (221,278)        $  (404,162)
   Net realized gain (loss)
     from security transactions                          (185,139)         (3,193,566)            321,971          (8,614,078)
   Capital gain distributions from
     other investment companies                           237,932             152,846             277,298             601,314
   Change in net unrealized
     appreciation/depreciation on investments           8,232,907          (4,004,822)         13,547,434          (5,653,565)
                                                      -----------         -----------         -----------         -----------
Net increase (decrease) in net assets
  from operations                                       8,062,609          (7,295,983)         13,925,425         (14,070,491)
                                                      -----------         -----------         -----------         -----------

FROM DISTRIBUTIONS
   Net realized gain on investments                            --            (117,044)                 --            (439,145)
                                                      -----------         -----------         -----------         -----------
Net decrease in net assets resulting
  from distributions paid                                      --            (117,044)                 --            (439,145)
                                                      -----------         -----------         -----------         -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                            2,495,927           2,061,728           2,779,159           2,983,614
   Net asset value of shares issued in
     reinvestment of distributions to shareholders             --             115,554                  --             436,426
   Payments for shares redeemed(1)<F10>                (3,636,405)         (4,970,604)        (10,486,987)        (12,723,429)
                                                      -----------         -----------         -----------         -----------
Net decrease in net assets
  from capital share transactions                      (1,140,478)         (2,793,322)         (7,707,828)         (9,303,389)
                                                      -----------         -----------         -----------         -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                         6,922,131         (10,206,349)          6,217,597         (23,813,025)

NET ASSETS:
   Beginning of year                                   15,552,669          25,759,018          31,367,932          55,180,957
                                                      -----------         -----------         -----------         -----------
   End of year                                        $22,474,800         $15,552,669         $37,585,529         $31,367,932
                                                      -----------         -----------         -----------         -----------
                                                      -----------         -----------         -----------         -----------
ACCUMULATED NET
  INVESTMENT INCOME                                   $        --         $        --         $        --         $        --
                                                      -----------         -----------         -----------         -----------
                                                      -----------         -----------         -----------         -----------

(1)<F10> Net of redemption fees of $335 and $5,442, respectively, for the Generation Wave Aggressive Growth Fund, and $6,779 and $8,690, respectively, for the Generation Wave Growth Fund.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                      GENERATION WAVE
                                                                                  ALTERNATIVE GROWTH FUND
                                                                             ----------------------------------
                                                                               YEAR ENDED          YEAR ENDED
                                                                             MARCH 31, 2004      MARCH 31, 2003
                                                                             --------------      --------------
FROM OPERATIONS
   Net investment income (loss)                                                $   (23,238)        $    41,803
   Net realized gain (loss) from security transactions                             212,055          (2,127,548)
   Capital gain distributions from other investment companies                       79,179             137,225
   Change in net unrealized appreciation/depreciation on investments             3,579,880          (1,561,946)
                                                                               -----------         -----------
Net increase (decrease) in net assets from operations                            3,847,876          (3,510,466)
                                                                               -----------         -----------

FROM DISTRIBUTIONS
   Net investment income                                                           (41,801)                 --
   Net realized gain on investments                                                     --            (152,436)
                                                                               -----------         -----------
Net decrease in net assets resulting from distributions paid                       (41,801)           (152,436)
                                                                               -----------         -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                     2,223,926           1,110,434
   Net asset value of shares issued in
     reinvestment of distributions to shareholders                                  41,036             149,881
   Payments for shares redeemed(1)<F11>                                         (3,626,600)         (4,512,854)
                                                                               -----------         -----------
Net decrease in net assets from capital share transactions                      (1,361,638)         (3,252,539)
                                                                               -----------         -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                          2,444,437          (6,915,441)

NET ASSETS:
   Beginning of year                                                            12,345,964          19,261,405
                                                                               -----------         -----------
   End of year                                                                 $14,790,401         $12,345,964
                                                                               -----------         -----------
                                                                               -----------         -----------

ACCUMULATED NET INVESTMENT INCOME                                              $        --         $    41,801
                                                                               -----------         -----------
                                                                               -----------         -----------

(1)<F11>  Net of redemption fees of $547 and $1,743, respectively.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                                           GENERATION WAVE
                                                                                       AGGRESSIVE GROWTH FUND
                                                                    ------------------------------------------------------------
                                                                      YEAR ENDED          YEAR ENDED           PERIOD ENDED
                                                                    MARCH 31, 2004      MARCH 31, 2003    MARCH 31, 2002(1)<F12>
                                                                    --------------      --------------    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $   6.76            $   9.69              $  10.00
                                                                      --------            --------              --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss(6)<F17>                                           (0.10)(5)<F16>      (0.11)(5)<F16>        (0.05)(5)<F16>
   Net realized and unrealized gain (loss) on investments                 3.61               (2.77)                (0.22)
                                                                      --------            --------              --------
Total from investment operations                                          3.51               (2.88)                (0.27)
                                                                      --------            --------              --------

LESS DISTRIBUTIONS PAID:
   From net realized gain on investments                                    --               (0.05)                (0.04)
                                                                      --------            --------              --------
Total distributions paid                                                    --               (0.05)                (0.04)
                                                                      --------            --------              --------

Paid-in capital from redemption fees (Note 2)                               --(8)<F19>          --(8)<F19>            --(8)<F19>
                                                                      --------            --------              --------

NET ASSET VALUE, END OF PERIOD                                        $  10.27            $   6.76              $   9.69
                                                                      --------            --------              --------
                                                                      --------            --------              --------

TOTAL RETURN(2)<F13>                                                    51.92%            (29.77)%               (2.71)%
                                                                      --------            --------              --------
                                                                      --------            --------              --------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                                    $22,475             $15,553               $25,759

Ratio of expenses to
  average net assets(3)<F14>(4)<F15>(7)<F18>                             1.50%               1.50%                 1.50%

Ratio of net investment loss to
  average net assets(3)<F14>(4)<F15>(7)<F18>                           (1.07)%             (1.34)%               (0.90)%

Portfolio turnover rate(2)<F13>                                          2.82%              43.50%                19.50%

(1)<F12>  Fund commenced operations on June 21, 2001.
(2)<F13>  Not annualized for periods less than a full year.
(3)<F14> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.02%, 2.11% and 1.96% and the ratio of net investment loss to average net assets would have been (1.59)%, (1.95)% and (1.36)% for the periods ended March 31, 2004,
          March 31, 2003 and March 31, 2002, respectively.
(4)<F15>  Annualized.
(5)<F16>  Per share net investment loss was calculated prior to tax adjustments.
(6)<F17> Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(7)<F18> Does not include expenses of investment companies in which the Fund invests.
(8)<F19>  Less than one cent per share.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                                          GENERATION WAVE
                                                                                            GROWTH FUND
                                                                    ------------------------------------------------------------
                                                                      YEAR ENDED          YEAR ENDED           PERIOD ENDED
                                                                    MARCH 31, 2004      MARCH 31, 2003    MARCH 31, 2002(1)<F20>
                                                                    --------------      --------------    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $   7.06            $   9.79              $  10.00
                                                                      --------            --------              --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss(6)<F25>                                           (0.06)(5)<F24>      (0.09)(5)<F24>        (0.04)(5)<F24>
   Net realized and unrealized gain (loss) on investments                 3.40               (2.55)                (0.18)
                                                                      --------            --------              --------
Total from investment operations                                          3.34               (2.64)                (0.22)
                                                                      --------            --------              --------

LESS DISTRIBUTIONS PAID:
   From net realized gain on investments                                    --               (0.09)                   --
                                                                      --------            --------              --------
Total distributions paid                                                    --               (0.09)                   --
                                                                      --------            --------              --------

Paid-in capital from redemption fees (Note 2)                               --(8)<F27>          --(8)<F27>          0.01
                                                                      --------            --------              --------

NET ASSET VALUE, END OF PERIOD                                        $  10.40            $   7.06              $   9.79
                                                                      --------            --------              --------
                                                                      --------            --------              --------

TOTAL RETURN(2)<F21>                                                    47.31%            (26.98)%               (2.10)%
                                                                      --------            --------              --------
                                                                      --------            --------              --------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                                    $37,586             $31,368               $55,181

Ratio of expenses to
  average net assets(3)<F22>(4)<F23>(7)<F26>                             1.50%               1.50%                 1.50%

Ratio of net investment loss to
  average net assets(3)<F22>(4)<F23>(7)<F26>                           (0.59)%             (1.04)%               (0.63)%

Portfolio turnover rate(2)<F21>                                          1.66%              39.50%                27.91%

(1)<F20>  Fund commenced operations on June 21, 2001.
(2)<F21>  Not annualized for periods less than a full year.
(3)<F22> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 1.89%, 2.08% and 1.76% and the ratio of net investment loss to average net assets would have been (0.98)%, (1.62)% and (0.89)% for the periods ended March 31, 2004,
          March 31, 2003 and March 31, 2002, respectively.
(4)<F23>  Annualized.
(5)<F24>  Per share net investment loss was calculated prior to tax adjustments.
(6)<F25> Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(7)<F26> Does not include expenses of investment companies in which the Fund invests.
(8)<F27>  Less than one cent per share.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                                          GENERATION WAVE
                                                                                      ALTERNATIVE GROWTH FUND
                                                                    ------------------------------------------------------------
                                                                      YEAR ENDED          YEAR ENDED           PERIOD ENDED
                                                                    MARCH 31, 2004      MARCH 31, 2003    MARCH 31, 2002(1)<F28>
                                                                    --------------      --------------    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $   7.82            $   9.86              $  10.00
                                                                      --------            --------              --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(6)<F33>                                  (0.01)(5)<F32>       0.03                  0.04(5)<F32>
   Net realized and unrealized gain (loss) on investments                 2.58               (1.98)                (0.13)
                                                                      --------            --------              --------
Total from investment operations                                          2.57               (1.95)                (0.09)
                                                                      --------            --------              --------

LESS DISTRIBUTIONS PAID:
   From net investment income                                            (0.03)                 --                 (0.05)
   From net realized gain on investments                                    --               (0.09)                   --(8)<F35>
                                                                      --------            --------              --------
Total distributions paid                                                 (0.03)              (0.09)                (0.05)
                                                                      --------            --------              --------

Paid-in capital from redemption fees (Note 2)                               --(8)<F35>          --(8)<F35>            --(8)<F35>
                                                                      --------            --------              --------

NET ASSET VALUE, END OF PERIOD                                        $  10.36            $   7.82              $   9.86
                                                                      --------            --------              --------
                                                                      --------            --------              --------

TOTAL RETURN(2)<F29>                                                    32.87%            (19.79)%               (0.85)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                                    $14,790             $12,346               $19,261

Ratio of expenses to
  average net assets(3)<F30>(4)<F31>(7)<F34>                             1.50%               1.50%                 1.50%

Ratio of net investment income (loss) to
  average net assets(3)<F30>(4)<F31>(7)<F34>                           (0.17)%               0.29%                 0.63%

Portfolio turnover rate(2)<F29>                                          1.93%              41.57%                19.36%

(1)<F28>  Fund commenced operations on June 21, 2001.
(2)<F29>  Not annualized for periods less than a full year.
(3)<F30> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.16%, 2.25% and 2.12% and the ratio of net investment income (loss) to average net assets would have been (0.83)%, (0.46)% and 0.01% for the periods ended March 31, 2004, March 31, 2003 and March 31, 2002, respectively.
(4)<F31>  Annualized.
(5)<F32> Per share net investment income (loss) was calculated prior to tax adjustments.
(6)<F33> Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(7)<F34> Does not include expenses of investment companies in which the Fund invests.
(8)<F35>  Less than one cent per share.

              See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2004

(1)  ORGANIZATION

MUTUALS.com (formerly 1-800-MUTUALS Advisor Series) (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund and Generation Wave Alternative Growth Fund (the "Funds"), each represent a distinct portfolio with its own investment objectives and policies within the Trust. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of each Fund are segregated, and a shareholder's interest is limited
to the Fund in which shares are held.   The Funds became effective and commenced
operations on June 21, 2001.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

   (a) Investment Valuation - The assets of each Fund consist primarily, if not exclusively, of shares of underlying mutual funds, which are valued at their respective NAVs. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds' Board of Trustees. The NAV of each Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.

   (b) Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

   (c) Distributions to Shareholders - The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the year ended March 31, 2004 and the year ended March 31, 2003 were as follows:

                                                             YEAR ENDED                              YEAR ENDED
                                                           MARCH 31, 2004                          MARCH 31, 2003
                                                   ------------------------------          ------------------------------
                                                   ORDINARY           LONG-TERM            ORDINARY           LONG-TERM
                                                    INCOME          CAPITAL GAINS           INCOME          CAPITAL GAINS
                                                   --------         -------------          --------         -------------
Generation Wave Aggressive Growth Fund            $     --            $     --            $     --             $117,044
Generation Wave Growth Fund                             --                  --                  --              439,145
Generation Wave Alternative Growth Fund             41,801                  --                  --              152,436

Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. The following adjustments were made for permanent tax differences:

                                                UNDISTRIBUTED
                                                NET INVESTMENT     PAID IN
                                                     LOSS          CAPITAL
                                                --------------     -------
Generation Wave Aggressive Growth Fund            $223,091        $(223,091)
Generation Wave Growth Fund                        221,278         (221,278)
Generation Wave Alternative Growth Fund             23,238          (23,238)

As of March 31, 2004, the components of accumulated earnings on a tax basis were as follows:

                                              GENERATION WAVE                         GENERATION WAVE
                                                 AGGRESSIVE       GENERATION WAVE       ALTERNATIVE
                                                GROWTH FUND         GROWTH FUND         GROWTH FUND
                                              ---------------     ---------------     ---------------
Cost basis of investments for
  federal income tax purposes                    $18,260,981         $29,832,003         $12,621,354
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------
Gross tax unrealized appreciation                $ 4,640,198         $ 7,847,673         $ 2,289,672
Gross tax unrealized depreciation                   (384,103)            (32,659)            (26,729)
                                                 -----------         -----------         -----------
Net tax unrealized appreciation                    4,256,095           7,815,014           2,262,943
                                                 -----------         -----------         -----------
Undistributed ordinary income                             --                  --                  --
Undistributed long-term capital gain                      --                  --                  --
                                                 -----------         -----------         -----------
Total distributable earnings                              --                  --                  --
                                                 -----------         -----------         -----------
Other accumulated losses                          (3,027,923)         (7,583,848)         (1,754,722)
                                                 -----------         -----------         -----------
Total accumulated earnings                       $ 1,228,172         $   231,166         $   508,221
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At March 31, 2004, the Funds had the following capital loss carryforwards:

     GENERATION WAVE                        GENERATION WAVE
       AGGRESSIVE       GENERATION WAVE       ALTERNATIVE
       GROWTH FUND        GROWTH FUND         GROWTH FUND        EXPIRATION
       -----------        ----------          -----------        ----------
       $  927,831         $2,617,110           $  308,801           2011
       $2,100,092         $4,967,524           $1,445,921           2012

   (d) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (e) Share Valuation - The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

   (f) Other - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Advisory Agreement (the "Agreement") with MUTUALS.com, Inc. (the "Advisor"), with whom a certain officer of the Trust is affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of each Fund's average daily net assets. The Trust has also entered into a Shareholder Services Agreement with the Advisor, under which the Advisor and other third parties provide certain services to the shareholders. The Advisor receives an annual fee of 0.25% of each Fund's average daily net assets.

The Advisor has agreed to waive, through July 31, 2013, its management fee and/or reimburse the Funds' other expenses, including interest expense, to the extent necessary to ensure that the Funds' operating expenses do not exceed 1.50% of each Fund's average daily net assets. For the year ended March 31, 2004, expenses of $107,925, $148,235 and $91,644 were waived by the Advisor in the Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund and Generation Wave Alternative Growth Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

               GENERATION WAVE                              GENERATION WAVE
                  AGGRESSIVE          GENERATION WAVE         ALTERNATIVE
                 GROWTH FUND            GROWTH FUND           GROWTH FUND
                 -----------            -----------           -----------
     2005          $70,021                 $85,501              $72,644
     2006         $113,037                $226,932             $109,770
     2007         $107,925                $148,235              $91,644

The Advisor, through its affiliated broker, may also receive compensation by the way of commissions from the underlying funds' distributor and 12b-1 distribution fees and sub-transfer agent fees from the underlying funds in which the Funds invest. For the year ended March 31, 2004, the Advisor received $18,236 of these fees.

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds.

(4)  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Generation Wave Aggressive Growth Fund were as follows:

                                                                  YEAR ENDED          YEAR ENDED
                                                                MARCH 31, 2004      MARCH 31, 2003
                                                                --------------      --------------
Shares sold                                                         273,479             276,015
Shares issued to holders in reinvestment of distributions                --              15,851
Shares redeemed                                                    (386,386)           (648,365)
                                                                   --------            --------
Net decrease                                                       (112,907)           (356,499)
                                                                   --------            --------
                                                                   --------            --------

Transactions in shares of the Generation Wave Growth Fund were as follows:

                                                                  YEAR ENDED          YEAR ENDED
                                                                MARCH 31, 2004      MARCH 31, 2003
                                                                --------------      --------------
Shares sold                                                         296,093             368,080
Shares issued to holders in reinvestment of distributions                --              57,652
Shares redeemed                                                  (1,123,612)         (1,618,889)
                                                                 ----------          ----------
Net decrease                                                       (827,519)         (1,193,157)
                                                                 ----------          ----------
                                                                 ----------          ----------

Transactions in shares of the Generation Wave Alternative Growth Fund were as follows:

                                                                  YEAR ENDED          YEAR ENDED
                                                                MARCH 31, 2004      MARCH 31, 2003
                                                                --------------      --------------
Shares sold                                                         224,663             133,410
Shares issued to holders in reinvestment of distributions             4,075              18,102
Shares redeemed                                                    (379,932)           (526,439)
                                                                   --------            --------
Net decrease                                                       (151,194)           (374,927)
                                                                   --------            --------
                                                                   --------            --------

(5)  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended March 31, 2004, are summarized below:

                                                  PURCHASES           SALES
                                                  ---------           -----
Generation Wave Aggressive Growth Fund            $575,618         $2,152,872
Generation Wave Growth Fund                        620,361          8,864,803
Generation Wave Alternative Growth Fund            265,667          2,293,029

There were no purchases or sales of U.S. government securities for any of the Funds.

(6)  CREDIT FACILITY

U.S. Bank, N.A. (the "Bank") has made available to the Generation Wave Aggressive Growth Fund ("Aggressive Growth Fund"), the Generation Wave Growth Fund ("Growth Fund") and the Generation Wave Alternative Growth Fund ("Alternative Growth Fund") a credit facility pursuant to three separate Loan and Security Agreements for each of the above mentioned Funds dated March 7, 2002 for the purpose of purchasing portfolio securities. For the periods April 1, 2003 through June 30, 2003, and July 1, 2003 through March 31, 2004, the interest rate on the outstanding principal amount was the Bank's Prime Rate of 4.25% and 4.00%, respectively. Advances are collateralized by a first lien against the Funds' assets. During the year ended March 31, 2004, the Aggressive Growth, Growth and Alternative Growth Funds had outstanding average daily balances of $363, $72,049 and $9,025, respectively. The maximum amounts outstanding during the year ended March 31, 2004 were $37,000, $821,000 and $91,000, for the Aggressive Growth, Growth and Alternative Growth Funds, respectively. Interest expense amounted to $16 for the Aggressive Growth Fund, $3,072 for the Growth Fund and $394 for the Alternative Growth Fund for the year ended March 31, 2004. At March 31, 2004, there were no loan payable balances for any of the Funds.

(7)  CHANGE IN INDEPENDENT AUDITORS

In February 2004, Ernst & Young LLP ("E&Y") declined to stand for re-election as independent auditors of the Funds.

The reports of E&Y on the financial statements of the Funds since inception contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the fiscal period ended March 31, 2002, for the fiscal year ended March 31, 2003 and through February 2004, there have been no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y would have caused them to make reference thereto in their report on the financial statements for such periods.

The Funds, with the approval of their Board of Trustees, and their Audit Committee, engaged Tait, Weller & Baker as their new independent auditors as of April 19, 2004.

(8)  LEGAL PROCEEDINGS

On December 4, 2003, the SEC filed a civil action (the "Action") in the United States district Court for the Northern District of Texas against MUTUALS.com, Inc. ("MUTUALS.com"), a registered broker-dealer and the investment adviser to the Funds; two affiliated broker-dealers: Connely Dowd Management, Inc. ("CDM") and MTT Fundcorp, Inc. ("MTT"); and the following individuals: Richard Sapio, the former CEO of MUTUALS.com; Eric McDonald, the former President of MUTUALS.com and CDM; and Michele Leftwich, the former compliance officer of MUTUALS.com and President of MTT.

The Action alleges that MUTUALS.com engaged in certain improper trading practices known as "market timing" and "late trading" in connection with certain mutual fund companies unaffiliated with the Funds. The Action seeks injunctions, disgorgement of profits and civil monetary penalties.

Simultaneously with the filing of the Action, MUTUALS.com and the SEC stipulated to the entry of an Order appointing Mr. Ralph S. Janvey, Esq. of Dallas, Texas as a Special Monitor of MUTUALS.com.

The Trustees of the Funds are actively monitoring these matters and intend to take appropriate action if and when necessary.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
MUTUALS.COM
DALLAS, TEXAS

We have audited the accompanying statement of assets and liabilities of the Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund and Generation Wave Alternative Growth Fund, each a series of shares of MUTUALS.com, including the schedules of investments, as of March 31, 2004, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended March 31, 2003 and the financial highlights for the year ended March 31, 2003 and the period ended March 31, 2002 were audited by other auditors, whose report dated May 1, 2003, expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund and Generation Wave Alternative Growth Fund as of March 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                      TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 21, 2004

ADDITIONAL INFORMATION
(Unaudited)

INFORMATION ABOUT TRUSTEES

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees of the Fund is set forth below. The SAI includes additional information about the Fund's Trustees and is available, without charge, upon request by calling 1-800-688-8257.

INTERESTED TRUSTEE
------------------

                                          TERM OF              PRINCIPAL                         NUMBER OF      OTHER
                          POSITION(S)     OFFICE AND           OCCUPATION                        PORTFOLIOS     DIRECTORSHIPS
NAME,                     HELD WITH       LENGTH OF            DURING PAST                       OVERSEEN       HELD BY
ADDRESS AND AGE           THE TRUST       TIME SERVED          FIVE YEARS                        BY TRUSTEE     TRUSTEE
---------------           -----------     -----------          -----------                       ----------     -------------
Joseph C. Neuberger       Trustee         Indefinite term;     Senior Vice President, U.S.           4          Trustee,
615 E. Michigan Street    and             Since 2001           Bancorp Fund Services, LLC                       Zodiac Trust
Milwaukee, WI  53202      Chairperson                          (1994 - present)                                 (an open-end
Age:  41                                                                                                        investment
                                                                                                                company);
                                                                                                                Director/Trustee,
                                                                                                                Buffalo Funds
                                                                                                                (an open-end
                                                                                                                investment
                                                                                                                company)

NON-INTERESTED TRUSTEES
-----------------------

                                          TERM OF              PRINCIPAL                         NUMBER OF      OTHER
                          POSITION        OFFICE AND           OCCUPATION                        PORTFOLIOS     DIRECTORSHIPS
NAME,                     HELD WITH       LENGTH OF            DURING PAST                       OVERSEEN       HELD BY
ADDRESS AND AGE           THE TRUST       TIME SERVED          FIVE YEARS                        BY TRUSTEE     TRUSTEE
---------------           -----------     -----------          -----------                       ----------     -------------
Dr. Michael D. Akers      Trustee         Indefinite term;     Associate Professor of                4          Independent
Straz Hall, 481                           Since 2001           Accounting, Marquette                            Trustee, Zodiac
606 N. 13th Street                                             University (1996 - present)                      Trust (an open-end
Milwaukee, WI  53201                                                                                            investment
Age:  48                                                                                                        company)

Gary A. Drska             Trustee         Indefinite term;     Captain, Midwest Airlines             4          Independent
6744 S. Howell Ave.                       Since 2001           (2000 - present); Director -                     Trustee, Zodiac
Oak Creek, WI  53154                                           Flight Standards and Training                    Trust (an open-end
Age:  46                                                       (July 1990 - December 1999)                      investment
                                                                                                                company)

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor's or portfolio manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

MUTUALS.com has adopted proxy voting policies and procedures that delegate to MUTUALS.com, Inc., the Funds' investment advisor (the "Advisor"), the authority to vote proxies. A description of the Funds' proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-MUTUALS. A description of these policies and procedures is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at http://www.sec.gov.

MUTUALS.COM

GENERATION WAVE AGGRESSIVE GROWTH FUND
GENERATION WAVE GROWTH FUND
GENERATION WAVE ALTERNATIVE GROWTH FUND

Investment Advisor                   MUTUALS.COM, INC.
                                     Plaza of the Americas
                                     700 North Pearl Street, Suite 900
                                     Dallas, Texas 75201

Legal Counsel                        GODFREY & KAHN, S.C.
                                     780 North Water Street
                                     Milwaukee, Wisconsin 53202

Independent Auditors                 TAIT, WELLER & BAKER
                                     1818 Market Street, Suite 2400
                                     Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accountant      U.S. BANCORP FUND SERVICES, LLC
and Fund Administrator               615 East Michigan Street
                                     Milwaukee, Wisconsin 53202

Custodian                            U.S. BANK, N.A.
                                     425 Walnut Street
                                     Cincinnati, Ohio 45202

Distributor                          QUASAR DISTRIBUTORS, LLC
                                     615 East Michigan Street
                                     Milwaukee, Wisconsin 53202

                                (VICE FUND LOGO)

                                     ANNUAL
                                 March 31, 2004

INVESTMENT ADVISOR

MUTUALS.COM, INC.

MUTUALS.COM, INC.
PLAZA OF THE AMERICAS
700 NORTH PEARL STREET, SUITE 900
DALLAS, TEXAS 75201

PHONE: 1-800-MUTUALS
FAX:   1-888-MUTUALS
WEB:   WWW.VICEFUND.COM

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                       3

PORTFOLIO OF INVESTMENTS                                                     4

INVESTMENT HIGHLIGHTS                                                        6

STATEMENT OF ASSETS AND LIABILITIES                                          7

STATEMENT OF OPERATIONS                                                      8

STATEMENTS OF CHANGES IN NET ASSETS                                          9

FINANCIAL HIGHLIGHTS                                                        10

NOTES TO FINANCIAL STATEMENTS                                               11

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS                          14

ADDITIONAL INFORMATION                                                      15

                             LETTER TO SHAREHOLDERS

                                                                    May 31, 2004

Dear Fellow Shareholders,

It has been a very good year. For the one-year period represented by this annual report, the Vice Fund returned 57.34%, while the S&P 500 Index gained 35.12% and the Dow Jones Industrial Average rose 32.56%. The Vice Fund's total return ranks it in the top 2% among 582 funds of the Multi-cap Core category according to Lipper Analytical Services for the year ended March 31, 2004. The Vice Fund is also outperforming both market indices since the Fund's inception date of August 30, 2002. More detailed return information is contained inside.

Obviously, the overall market rebound has been good for almost all investors. We are pleased that the Vice Fund has been able to perform so well in this positive market environment, but we think the Fund may really shine if and when the market hits a downturn. Many people have always thought of our consumer-driven "sin stocks" as excellent conservative or defensive investments. For now though, we remain bullish on the overall market and think we will see continued growth. Regardless of the overall market, we remain confident in the steady, long-term returns available by investing in the industries of alcohol, gaming, tobacco and aerospace/defense.

In the past year, gaming companies such as Ameristar Casinos, Inc., Scientific Games Corp., Alliance Gaming Corp., Shuffle Master, Inc., Multimedia Games, Inc. and International Game Technology have led the way in our portfolio's growth. Some smaller-cap alcohol stocks like Central European Distribution Corp. and Chicago Pizza and Brewery, Inc. have also performed exceptionally well. And on a note that is always surprising to those who do not understand the tobacco industry; RJ Reynolds Tobacco Holdings, Inc., Altria Group, Inc. (Philip Morris) and British American Tobacco all gained more than 60% - more than doubling the return of the S&P 500 Index for the year ended March 31, 2004.

Where does that leave our portfolio positioned for the coming year? Although we still like many of the companies just mentioned, we feel that many slower-moving, large-cap stocks may "catch-up" to their high-flying, smaller-cap counterparts. We like the prospects of large-company stocks that may be undervalued like Anheuser-Busch Companies, Inc., Diageo, Harley Davidson, Inc., Lockheed Martin Corp. and Northrop Grumman Corp.

As a Vice Fund shareholder, you may not be aware of the other Funds offered by MUTUALS.com. Please look them up. I think you will be impressed with the Fund holdings, as well as the past returns and rankings. THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES MUST BE CONSIDERED CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUNDS AND IT IS AVAILABLE AT THE WEBSITE WWW.MUTUALS.COM. READ IT CAREFULLY BEFORE INVESTING. General fund facts and track record are available with online information providers such as Morningstar.com, CBS.Marketwatch.com, MSN.com and Quicken.com. The MUTUALS.com Funds include Generation Wave Aggressive Growth (GWAGX), Generation Wave Growth (GWGFX) and Generation Wave Alternative Growth (GWLGX).

Thank you for your investment in The Vice Fund. Cheers.

/s/Dan S. Ahrens

Dan S. Ahrens, President
MUTUALS.com, Inc.

The companies referenced above are not intended to be recommendations to buy or sell any security. Fund holdings are subject to change at any time. Please refer to the portfolio of investments within the annual report for complete information regarding Fund holdings and performance.

Opinions expressed are those of MUTUALS.com, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk; loss of principal is possible. This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

MUTUAL FUNDS WITH A NARROW INVESTMENT FOCUS ARE SUBJECT TO GREATER PRICE FLUCTUATIONS THAN FUNDS WITH BROADER INVESTMENT CHOICES. THE VICE FUND MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS.

Quasar Distributors, LLC, distributor.

PORTFOLIO OF INVESTMENTS

March 31, 2004                                           Ticker Symbol:  VICEX

COMMON STOCKS                                                     SHARES      MARKET VALUE     % OF TOTAL
-------------                                                     ------      ------------     ----------
AEROSPACE/DEFENSE
Curtiss-Wright Corp.                                               3,600       $   168,732           1.6%
DRS Technologies, Inc.*<F37>                                       4,900           137,102           1.3%
Engineered Support Systems, Inc.                                   3,400           165,886           1.6%
General Dynamics Corp.                                             1,500           133,995           1.3%
Honeywell International Inc.                                       1,600            54,160           0.5%
L-3 Communications Holdings, Inc.                                  6,500           386,620           3.7%
Lockheed Martin Corp.                                              4,800           219,072           2.1%
ManTech International Corp. - Class A*<F37>                       12,500           256,125           2.5%
Northrop Grumman Corp.                                             3,500           344,470           3.3%
United Defense Industries, Inc.*<F37>                              8,800           279,752           2.7%
United Technologies Corp.                                          3,400           293,420           2.9%
                                                                               -----------         ------
                                                                                 2,439,334          23.5%
                                                                               -----------         ------

ALCOHOLIC BEVERAGES
Adolph Coors Co. - Class B                                         3,600           250,020           2.4%
Anheuser-Busch Companies, Inc.                                     8,900           453,900           4.4%
Central European Distribution Corp.*<F37>                         10,200           329,868           3.2%
Chicago Pizza & Brewery, Inc.*<F37>                               12,900           168,603           1.6%
Companhia de Bebidas das Americas (AmBev), ADR                    12,300           246,000           2.4%
Constellation Brands, Inc. - Class A*<F37>                        10,300           330,630           3.2%
Diageo plc, ADR                                                    5,800           306,704           3.0%
Fomento Economico Mexicano, S.A. de C.V., ADR                      2,200           108,394           1.0%
Fortune Brands, Inc.                                               4,900           375,487           3.6%
Heineken NV, ADR                                                   1,000            40,062           0.4%
                                                                               -----------         ------
                                                                                 2,609,668          25.2%
                                                                               -----------         ------

CASINOS, GAMBLING & LOTTERIES
Alliance Gaming Corp.*<F37>                                        9,100           292,383           2.8%
Ameristar Casinos, Inc.                                            4,400           148,495           1.4%
GTECH Holdings Corp.                                               3,700           218,818           2.1%
Harrah's Entertainment, Inc.                                       5,700           312,873           3.0%
International Game Technology                                      3,200           143,872           1.4%
Kerzner International Ltd.*<F37>                                   2,300           102,005           1.0%
MGM MIRAGE*<F37>                                                   4,600           208,564           2.0%
MTR Gaming Group, Inc.*<F37>                                      12,300           123,000           1.2%
Multimedia Games, Inc.*<F37>                                      15,400           380,996           3.7%
Penn National Gaming, Inc.*<F37>                                   3,300            94,941           0.9%
Scientific Games Corp. - Class A*<F37>                            16,700           312,624           3.0%
Shuffle Master, Inc.*<F37>                                         8,200           381,218           3.7%
                                                                               -----------         ------
                                                                                 2,719,789          26.2%
                                                                               -----------         ------

MISCELLANEOUS
Electronic Arts Inc.*<F37>                                         4,800           259,008           2.5%
Harley-Davidson, Inc.                                              4,300           229,362           2.2%
Microsoft Corp.                                                    9,200           229,724           2.2%
Movie Gallery, Inc.                                                5,400           105,786           1.0%
UTStarcom, Inc.*<F37>                                              4,100           117,916           1.2%
                                                                               -----------         ------
                                                                                   941,796           9.1%
                                                                               -----------         ------

TOBACCO
Altria Group, Inc.                                                 8,200           446,490           4.3%
British American Tobacco plc, ADR                                 12,000           361,680           3.5%
Imperial Tobacco Group plc, ADR                                    3,700           162,097           1.5%
Loews Corp. - Carolina Group                                       2,700            73,845           0.7%
R.J. Reynolds Tobacco Holdings, Inc.                               2,000           121,000           1.2%
Standard Commercial Corp.                                          1,500            27,825           0.3%
Swedish Match AB, ADR                                                400            41,096           0.4%
Universal Corp.                                                    1,700            86,394           0.8%
UST Inc.                                                           3,800           137,180           1.3%
                                                                               -----------         ------
                                                                                 1,457,607          14.0%
                                                                               -----------         ------
     TOTAL COMMON STOCKS (COST $8,049,045)                                      10,168,194          98.0%
                                                                               -----------         ------

                                                               PRINCIPAL
SHORT-TERM INVESTMENTS                                            AMOUNT
----------------------                                         ---------
VARIABLE RATE DEMAND NOTES(1)<F36>
American Family Financial Services Inc., 0.6908%                $179,676           179,676           1.7%
Wisconsin Corporate Central Credit Union, 0.7600%                144,090           144,090           1.4%
                                                                               -----------         ------
     TOTAL SHORT-TERM INVESTMENTS (COST $323,766)                                  323,766           3.1%
                                                                               -----------         ------

TOTAL INVESTMENTS (COST $8,372,811)                                             10,491,960         101.1%
Liabilities, less Other Assets                                                    (116,887)        (1.1)%
                                                                               -----------         ------
NET ASSETS                                                                     $10,375,073         100.0%
                                                                               -----------         ------
                                                                               -----------         ------

(1)<F36> Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2004.
  *<F37>   Non-income producing
ADR - American Depositary Receipt

              See accompanying notes to the financial statements.

INVESTMENT HIGHLIGHTS

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

             Date                Vice Fund               S&P 500 Index
             ----                ---------               -------------
           8/30/2002*<F38>        $10,000                   $10,000
           9/30/2002               $9,510                    $8,913
          12/31/2002               $9,400                    $9,665
           3/31/2003               $8,490                    $9,361
           6/30/2003              $10,334                   $10,802
           9/30/2003              $11,015                   $11,088
          12/31/2003              $12,627                   $12,438
           3/31/2004              $13,358                   $12,648

*<F38>  Inception

                       TOTAL RETURNS AS OF MARCH 31, 2004

                                                VICE FUND         S&P 500 INDEX
                                                ---------         -------------

Three Months                                       5.79%              1.69%
Six Months                                        21.27%             14.08%
Average Annual One Year                           57.34%             35.12%
Average Annual Since Inception (8/30/02)          20.06%             15.99%

                    SECTOR BREAKDOWN  % of Net Assets*<F39>

                    Aerospace/Defense                  23.5%
                    Alcoholic Beverages                25.2%
                    Casinos, Gambling & Lotteries      26.2%
                    Miscellaneous                       9.1%
                    Tobacco                            14.0%
                    Variable Rate Demand Notes          3.1%

*<F39>  Excludes net liabilities.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-MUTUALS OR VISITING WWW.VICEFUND.COM.

The returns shown on the graph and the table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004

ASSETS
Investments in securities
   At acquisition cost                                             $ 8,372,811
                                                                   -----------
                                                                   -----------
   At value                                                        $10,491,960
Cash                                                                       633
Income receivable                                                       25,435
Receivable for capital shares sold                                     133,364
Other assets                                                             4,937
                                                                   -----------
   TOTAL ASSETS                                                     10,656,329
                                                                   -----------

LIABILITIES
Payable for investments purchased                                      218,502
Payable for capital shares redeemed                                      6,950
Payable to Advisor                                                      14,966
Payable to affiliates                                                   14,988
Payable for distribution fees                                            2,034
Payable for shareholder servicing fees                                   2,034
Accrued expenses and other liabilities                                  21,782
                                                                   -----------
   TOTAL LIABILITIES                                                   281,256
                                                                   -----------

NET ASSETS                                                         $10,375,073
                                                                   -----------
                                                                   -----------
Net assets consist of:
Paid-in capital                                                    $ 8,206,111
Accumulated net realized gain                                           49,813
Net unrealized appreciation on investments                           2,119,149
                                                                   -----------
NET ASSETS                                                         $10,375,073
                                                                   -----------
                                                                   -----------

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, $0.001 par value)            777,974
                                                                   -----------
                                                                   -----------

Net asset value, redemption price and offering price per share     $     13.34
                                                                   -----------
                                                                   -----------

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Year Ended March 31, 2004

INVESTMENT INCOME
Dividend income(1)<F40>                                             $  107,442
Interest income                                                          1,014
                                                                    ----------
                                                                       108,456
                                                                    ----------

EXPENSES
Advisory fees                                                           61,394
Fund accounting fees                                                    31,653
Transfer agent fees and expenses                                        30,209
Administration fees                                                     26,002
Federal and state registration fees                                     21,378
Distribution fees                                                       16,156
Shareholder servicing fees                                              16,156
Audit fees                                                              13,800
Reports to shareholders                                                 10,283
Legal fees                                                               6,431
Custody fees                                                             4,735
Trustees' fees and related expenses                                      1,850
Other expenses                                                           2,406
                                                                    ----------
   TOTAL EXPENSES                                                      242,453
   Less waivers and reimbursement by Advisor                          (129,359)
                                                                    ----------
   NET EXPENSES                                                        113,094
                                                                    ----------

NET INVESTMENT LOSS                                                     (4,638)
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions                            71,501
Change in net unrealized appreciation/depreciation on investments    2,592,411
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      2,663,912
                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $2,659,274
                                                                    ----------
                                                                    ----------

(1)<F40>  Net of $999 in foreign withholding tax.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          Year Ended           Period Ended
                                                                                        March 31, 2004    March 31, 2003(1)<F41>
                                                                                        --------------    ----------------------
FROM OPERATIONS
     Net investment income (loss)                                                         $    (4,638)          $    6,774
     Net realized gain (loss) from security transactions                                       71,501              (17,025)
     Change in net unrealized appreciation/depreciation on investments                      2,592,411             (473,262)
                                                                                          -----------           ----------
Net increase (decrease) in net assets from operations                                       2,659,274             (483,513)
                                                                                          -----------           ----------

FROM DISTRIBUTIONS
     Net investment income                                                                     (6,799)                  --
                                                                                          -----------           ----------
Net decrease in net assets resulting from distributions paid                                   (6,799)                  --
                                                                                          -----------           ----------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                                              5,094,098            4,821,877
     Net asset value of shares issued in reinvestment of distributions to shareholders          6,552                   --
     Payments for shares redeemed(2)<F42>                                                  (1,242,446)            (473,970)
                                                                                          -----------           ----------
Net increase in net assets from capital share transactions                                  3,858,204            4,347,907
                                                                                          -----------           ----------

TOTAL INCREASE IN NET ASSETS                                                                6,510,679            3,864,394

NET ASSETS
     Beginning of period                                                                    3,864,394                   --
                                                                                          -----------           ----------
     End of period                                                                        $10,375,073           $3,864,394
                                                                                          -----------           ----------
                                                                                          -----------           ----------
ACCUMULATED NET INVESTMENT INCOME                                                         $        --           $    6,774
                                                                                          -----------           ----------
                                                                                          -----------           ----------

(1)<F41>  Fund commenced operations on August 30, 2002.
(2)<F42>  Net of redemption fees of $5,505 and $5,041, respectively.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout each Period

                                                                                Year Ended           Period Ended
                                                                              March 31, 2004    March 31, 2003(1)<F43>
                                                                              --------------    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $   8.49              $  10.00
                                                                                 --------              --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                                     (0.01)(5)<F47>         0.01
   Net realized and unrealized gain (loss) on investments                            4.86                 (1.54)
                                                                                 --------              --------
Total from investment operations                                                     4.85                 (1.53)
                                                                                 --------              --------

LESS DISTRIBUTIONS:
   Dividends from net investment income                                             (0.01)                   --
                                                                                 --------              --------
Total distributions                                                                 (0.01)                   --
                                                                                 --------              --------

Paid-in capital from redemption fees (Note 2)                                        0.01                  0.02
                                                                                 --------              --------

NET ASSET VALUE, END OF PERIOD                                                   $  13.34              $   8.49
                                                                                 --------              --------
                                                                                 --------              --------

TOTAL RETURN(2)<F44>                                                               57.34%              (15.10)%
                                                                                 --------              --------
                                                                                 --------              --------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                                               $10,375                $3,864

Ratio of expenses to average net assets(3)<F45>(4)<F46>                             1.75%                 1.75%

Ratio of net investment income (loss) to average net assets(3)<F45>(4)<F46>       (0.07)%                 0.39%

Portfolio turnover rate(2)<F44>                                                     6.58%                 4.28%

(1)<F43>  Fund commenced operations on August 30, 2002.
(2)<F44>  Not annualized for periods less than a full year.
(3)<F45> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 3.75% and 6.48% and the ratio of net investment loss to average net assets would have been (2.07)% and (4.34)% for the periods ended March 31, 2004 and March 31, 2003, respectively.
(4)<F46>  Annualized.
(5)<F47>  Per share net investment loss was calculated prior to tax adjustments.

              See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2004

(1)  ORGANIZATION

Vice Fund (the "Fund") is a separate series of MUTUALS.com (formerly 1-800-MUTUALS Advisor Series) (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Trust was organized on March 20, 2001 as a Delaware business trust and may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective on August 15, 2002 and commenced operations on August 30, 2002. The Fund is managed by MUTUALS.com, Inc. (the "Advisor").

The Fund's investment objective is long-term growth of capital.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

   (a)  Investment Valuation

        Securities are stated at value. Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest bid prices. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund's Advisor. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined by the Advisor under the supervision of the Fund's Board of Trustees.

   (b)  Federal Income Taxes

        The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no federal income tax provision has been provided.

   (c)  Distributions to Shareholders

        The Fund will distribute any net investment income semi-annually and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

        The tax character of distributions paid during the year ended March 31, 2004 and the period ended March 31, 2003 were as follows:

                                     YEAR ENDED             PERIOD ENDED
                                   MARCH 31, 2004      MARCH 31, 2003(1)<F48>
                                   --------------      ----------------------
        Ordinary income                $6,799                  $   --
        Long-term capital gains        $   --                  $   --

        (1)<F48>  Fund commenced operations on August 30, 2002.

        Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Reclassifications were recorded to decrease accumulated net investment loss by $4,663 and decrease accumulated net realized gain by $4,663.

        As of March 31, 2004, the components of accumulated earnings on a tax basis were as follows:

        Cost basis of investments for federal income tax purposes   $8,372,811
                                                                    ----------
                                                                    ----------

        Gross tax unrealized appreciation                           $2,280,829

        Gross tax unrealized depreciation                             (161,680)
                                                                    ----------
        Net tax unrealized appreciation                              2,119,149
                                                                    ----------
        Undistributed ordinary income                                   38,843
        Undistributed long-term capital gain                            10,970
                                                                    ----------
        Total distributable earnings                                    49,813
                                                                    ----------
        Other accumulated gains (losses)                                    --
                                                                    ----------
        Total accumulated earnings                                  $2,168,962
                                                                    ----------
                                                                    ----------

   (d)  Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (e)  Share Valuation

        The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

   (f)  Other

        Investment transactions are accounted for on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom a certain officer of the Trust is affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.95% of the Fund's average daily net assets.

The Advisor has agreed to waive, through July 31, 2013, its management fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.75% of the Fund's average daily net assets. For the year ended March 31, 2004, the Advisor waived its fees of $61,394 and reimbursed expenses in the amount of $67,965. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

                        2006                $ 82,521
                        2007                $129,359

The Trust has also entered into a Shareholder Services Agreement with the Advisor, under which the Advisor and other third parties provide certain services to existing shareholders. The Advisor receives an annual fee of 0.25% of the Fund's average daily net assets. During the year ended March 31, 2004, the Fund accrued expenses of $16,156 under this plan.

MUTUALS.com, Inc., the affiliated broker of the Trust, which is also the Trust's Advisor, did not receive any brokerage commissions from the Fund during the year ended March 31, 2004.

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the "Distributor") a distribution fee of 0.25% of the Fund's average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the year ended March 31, 2004, the Fund accrued expenses of $16,156 pursuant to the 12b-1 Plan.

(4)  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                          YEAR ENDED          PERIOD ENDED
                                        MARCH 31, 2004   MARCH 31, 2003(1)<F49>
                                        --------------   ----------------------
     Shares sold                            429,047             509,899
     Shares issued to holders in
       reinvestment of distributions            636                  --
     Shares redeemed                       (106,747)            (54,861)
                                           --------             -------
     Net increase                           322,936             455,038
                                           --------             -------
                                           --------             -------

     (1)<F49>  Fund commenced operations on August 30, 2002.

(5)  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended March 31, 2004, were $4,009,367 and $426,658, respectively. There were no purchases or sales of U.S. government securities.

(6)  CREDIT FACILITY

U.S. Bank, N.A. (the "Bank") has made available to the Fund a credit facility pursuant to a Loan and Security Agreement dated March 7, 2003 for the purpose of purchasing portfolio securities. The Fund did not draw upon this line of credit during the year ended March 31, 2004.

(7)  CHANGE IN INDEPENDENT AUDITORS

In February 2004, Ernst & Young LLP ("E&Y") declined to stand for re-election as independent auditors of the Fund.

The reports of E&Y on the financial statements of the Fund since inception contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the fiscal period ended March 31, 2003 and through February 2004, there have been no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y would have caused them to make reference thereto in their report on the financial statements for such period.

The Fund, with the approval of its Board of Trustees, and its Audit Committee, engaged Tait, Weller & Baker as its new independent auditors as of April 19, 2004.

(8)  LEGAL PROCEEDINGS

On December 4, 2003, the SEC filed a civil action (the "Action") in the United States district Court for the Northern District of Texas against MUTUALS.com, Inc. ("MUTUALS.com"), a registered broker-dealer and the investment adviser to the Fund; two affiliated broker-dealers: Connely Dowd Management, Inc. ("CDM") and MTT Fundcorp, Inc. ("MTT"); and the following individuals: Richard Sapio, the former CEO of MUTUALS.com; Eric McDonald, the former President of MUTUALS.com and CDM; and Michele Leftwich, the former compliance officer of MUTUALS.com and President of MTT.

The Action alleges that MUTUALS.com engaged in certain improper trading practices known as "market timing" and "late trading" in connection with certain mutual fund companies unaffiliated with the Fund. The Action seeks injunctions, disgorgement of profits and civil monetary penalties.

Simultaneously with the filing of the Action, MUTUALS.com and the SEC stipulated to the entry of an Order appointing Mr. Ralph S. Janvey, Esq. of Dallas, Texas as a Special Monitor of MUTUALS.com.

The Trustees of the Fund are actively monitoring these matters and intend to take appropriate action if and when necessary.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
MUTUALS.COM
DALLAS, TEXAS

We have audited the accompanying statement of assets and liabilities of the Vice Fund, a series of MUTUALS.com, including the schedule of investments, as of March 31, 2004, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the period ended March 31, 2003 was audited by other auditors, whose report dated May 1, 2003, expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Vice Fund as of March 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 21, 2004

ADDITIONAL INFORMATION
(Unaudited)

INFORMATION ABOUT TRUSTEES

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees of the Fund is set forth below. The SAI includes additional information about the Fund's Trustees and is available, without charge, upon request by calling 1-800-688-8257.

INTERESTED TRUSTEE
------------------

                                           TERM OF               PRINCIPAL                        NUMBER OF      OTHER
                           POSITION(S)     OFFICE AND            OCCUPATION                       PORTFOLIOS     DIRECTORSHIPS
NAME,                      HELD WITH       LENGTH OF             DURING PAST                      OVERSEEN       HELD BY
ADDRESS AND AGE            THE TRUST       TIME SERVED           FIVE YEARS                       BY TRUSTEE     TRUSTEE
---------------            -----------     -----------           -----------                      ----------     -------------
Joseph C. Neuberger        Trustee         Indefinite term;      Senior Vice President, U.S.           4         Trustee,
615 E. Michigan Street     and             Since 2001            Bancorp Fund Services, LLC                      Zodiac Trust
Milwaukee, WI  53202       Chairperson                           (1994 - present)                                (an open-end
Age:  41                                                                                                         investment
                                                                                                                 company);
                                                                                                                 Director/Trustee,
                                                                                                                 Buffalo Funds
                                                                                                                 (an open-end
                                                                                                                 investment
                                                                                                                 company)

NON-INTERESTED TRUSTEES
-----------------------

                                           TERM OF               PRINCIPAL                        NUMBER OF      OTHER
                           POSITION        OFFICE AND            OCCUPATION                       PORTFOLIOS     DIRECTORSHIPS
NAME,                      HELD WITH       LENGTH OF             DURING PAST                      OVERSEEN       HELD BY
ADDRESS AND AGE            THE TRUST       TIME SERVED           FIVE YEARS                       BY TRUSTEE     TRUSTEE
---------------            -----------     -----------           -----------                      ----------     -------------
Dr. Michael D. Akers       Trustee         Indefinite term;      Associate Professor of                4         Independent
Straz Hall, 481                            Since 2001            Accounting, Marquette                           Trustee, Zodiac
606 N. 13th Street                                               University (1996 - present)                     Trust (an open-end
Milwaukee, WI  53201                                                                                             investment
Age:  48                                                                                                         company)

Gary A. Drska              Trustee         Indefinite term;      Captain, Midwest Airlines             4         Independent
6744 S. Howell Ave.                        Since 2001            (2000 - present); Director -                    Trustee, Zodiac
Oak Creek, WI  53154                                             Flight Standards and Training                   Trust (an open-end
Age:  46                                                         (July 1990 - December 1999)                     investment
                                                                                                                 company)

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor's or portfolio manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Vice Fund has adopted proxy voting policies and procedures that delegate to MUTUALS.com, Inc., the Fund's investment advisor (the "Advisor"), the authority to vote proxies. A description of the Vice Fund's proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-800-MUTUALS. A description of these policies and procedures is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at http://www.sec.gov.

VICE FUND

Investment Advisor                   MUTUALS.COM, INC.
                                     Plaza of the Americas
                                     700 North Pearl Street, Suite 900
                                     Dallas, Texas 75201

Legal Counsel                        GODFREY & KAHN, S.C.
                                     780 North Water Street
                                     Milwaukee, Wisconsin 53202

Independent Auditors                 TAIT, WELLER & BAKER
                                     1818 Market Street, Suite 2400
                                     Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accountant      U.S. BANCORP FUND SERVICES, LLC
and Fund Administrator               615 East Michigan Street
                                     Milwaukee, Wisconsin 53202

Custodian                            U.S. BANK, N.A.
                                     425 Walnut Street
                                     Cincinnati, Ohio 45202

Distributor                          QUASAR DISTRIBUTORS, LLC
                                     615 East Michigan Street
                                     Milwaukee, Wisconsin 53202

Printed on recycled paper

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael D. Akers is the audit committee financial expert and is considered to be independent in accordance with Commission rules. Dr. Akers holds a Ph.D. in accountancy and is an associate professor of accounting at Marquette University in Milwaukee, Wisconsin.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services and tax services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees and tax fees by the principal accountant.

                                   FYE 3/31/2004         FYE 3/31/2003
                                   -------------         -------------
        Audit Fees                    $52,000               $39,500
        Audit-Related Fees            $12,000                    $0
        Tax Fees                      $10,000                $9,000
        All Other Fees                     $0                    $0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

     Non-Audit Related Fees               FYE 3/31/2004      FYE 3/31/2003
     ----------------------               -------------      -------------
     Registrant                              $10,000             $9,000
     Registrant's Investment Adviser              $0                 $0

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant does not currently have procedures by which shareholders may recommend nominees to the registrant's board of trustees. The registrant's independent trustees serve as its nominating committee.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that have significantly affected the Registrant's internal controls.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

     (2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  MUTUALS.com

     By (Signature and Title) /s/Dan Ahrens
                              -----------------------------------
                              Dan Ahrens, President and Treasurer

     Date   June 3, 2004
          --------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Dan Ahrens
                              -----------------------------------
                              Dan Ahrens, President and Treasurer

     Date   June 3, 2004
          --------------------